Northern Lights Fund Trust

Navigator Sentry Managed Volatility Fund

Incorporated herein by reference is the definitive version of the supplement for Navigator Sentry Managed Volatility Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 13, 2014, (SEC Accession No. 0000910472-14-000538).